CSOP ETF TRUST

______________________________________________________

CSOP FTSE China A50 ETF (“AFTY”)

______________________________________________________

SUPPLEMENT DATED February 11, 2016

TO THE STATEMENT OF ADDITIONAL INFORMATION

DATED February 1, 2016

The following information supplements, and to the extent inconsistent therewith, supersedes, certain information in the CSOP FTSE China A50 ETF Statement of Additional Information (“SAI”). Defined terms not otherwise defined in this supplement have the same meaning as set forth in the SAI.

______________________________________________________________________________

•	Effective February 1, 2016, the Table under subheading “Trust Officers” presented in the Trust and Officers of the Trust section of the SAI is deleted and replaced with the following:

Name, Address(1) and Age	Position with Trust and Length of Term(2)	Principal Occupations in Past 5 Years
Ding Chen (Born: August 6, 1969)	President	CEO, CSOP Asset Management Limited (2008 – Present).
Randall Hobbs (Born: August 8, 1975)	Principal Executive Officer (since 2016)	COO, CSOP Asset Management Ltd. (2015 – present); COO, Liongate Capital Management Group (2005 – 2015).
Michelle Wong (Born: December 26, 1980)	Secretary (since 2015)	Director, General Counsel and CCO, CSOP Asset Management Ltd. (2015 – present); Director, Legal Counsel, CSOP Asset Management Ltd. (2014-2015); Solicitor, Reed Smith Richards Butler (2009 – 2014; Director, China Southern Dragon Dynamic Fund (2016 - Present).
Monique Labbe (Born: December 3, 1973)	Principal Financial Officer and Treasurer (since 2015)	Fund Principal Financial Officer, Foreside Fund Management Services, LLC (2014-present); Principal/Assistant Vice President, State Street Global Advisors (2012-2014); Director/Assistant Vice President, State Street Corporation (2005-2012).
Patrick J. Keniston, Esq. (Born: January 18, 1964)	Chief Compliance Officer (since September 15, 2015)	Managing Director of Foreside Fund Officer Services, LLC (October 2008 – present).

(1)	The business address of Mses. Ding Chen and Michelle Wong and Mr. Randall Hobbs is Suite 2802, Two Exchange Square, 8 Connaught Place, Central, Hong Kong. The business address of Ms. Monique Labbe is 10 High Street, Suite 302, Boston, MA 02110. The business address of Mr. Patrick J. Keniston is Three Canal Plaza, Suite 100, Portland, ME 04101.

(2)	Each officer shall serve until death, resignation or removal.

______________________________________________________________________________

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

CSOP ETF TRUST

_____________________________________________________

CSOP China CSI 300 A-H Dynamic ETF (“HAHA”)

CSOP MSCI China A International Hedged ETF (“CNHX”)

______________________________________________________

SUPPLEMENT DATED February 11, 2016

TO THE STATEMENT OF ADDITIONAL INFORMATION

DATED October 7, 2015

The following information supplements, and to the extent inconsistent therewith, supersedes, certain information in the CSOP China CSI 300 A-H Dynamic ETF and CSOP MSCI China A International Hedged ETF Statement of Additional Information (“SAI”). Defined terms not otherwise defined in this supplement have the same meaning as set forth in the SAI.

______________________________________________________________________________

•	Effective February 1, 2016, the Table under subheading “Trust Officers” presented in the Trust and Officers of the Trust section of the SAI is deleted and replaced with the following:

Name, Address(1) and Age	Position with Trust and Length of Term(2)	Principal Occupations in Past 5 Years
Ding Chen (Born: August 6, 1969)	President	CEO, CSOP Asset Management Limited (2008 – Present).
Randall Hobbs (Born: August 8, 1975)	Principal Executive Officer (since 2016)	COO, CSOP Asset Management Ltd. (2015 – present); COO, Liongate Capital Management Group (2005 – 2015).
Michelle Wong (Born: December 26, 1980)	Secretary (since 2015)	Director, General Counsel and CCO, CSOP Asset Management Ltd. (2015 – present); Director, Legal Counsel, CSOP Asset Management Ltd. (2014-2015); Solicitor, Reed Smith Richards Butler (2009 – 2014; Director, China Southern Dragon Dynamic Fund (2016 - Present).
Monique Labbe (Born: December 3, 1973)	Principal Financial Officer and Treasurer (since 2015)	Fund Principal Financial Officer, Foreside Fund Management Services, LLC (2014-present); Principal/Assistant Vice President, State Street Global Advisors (2012-2014); Director/Assistant Vice President, State Street Corporation (2005-2012).
Patrick J. Keniston, Esq. (Born: January 18, 1964)	Chief Compliance Officer (since September 15, 2015)	Managing Director of Foreside Fund Officer Services, LLC (October 2008 – present).

(1)	The business address of Mses. Ding Chen and Michelle Wong and Mr. Randall Hobbs is Suite 2802, Two Exchange Square, 8 Connaught Place, Central, Hong Kong. The business address of Ms. Monique Labbe is 10 High Street, Suite 302, Boston, MA 02110. The business address of Mr. Patrick J. Keniston is Three Canal Plaza, Suite 100, Portland, ME 04101.

(2)	Each officer shall serve until death, resignation or removal.

______________________________________________________________________________

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE